Organization and Principal Activities (Details)	12 Months Ended					1 Months Ended
	Dec. 31, 2013 Shanghai Real Estate Sales (Group) Co., Ltd..	Dec. 31, 2013 Shanghai City Rehouse Real Estate Agency Ltd.	Dec. 31, 2013 E-House Real Estate Asset Management Co., Ltd.	Dec. 31, 2013 Shanghai CRIC Information Technology Co., Ltd	Dec. 31, 2013 Leju Holdings Ltd.	Oct. 31, 2009 COHT China Real Estate Information Corporation
Organization and Principal Activities
SINA's equity interest acquired (as a percent)						66.00%
Percentage of Ownership	100.00%	85.00%	51.00%	100.00%	100.00%